CONDENSED CONSOLIDATED STATEMENTS OF EQUITY - USD ($) $ in Thousands	Total	Total Stockholders’ Equity	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Cumulative Dividends in Excess of Earnings	Non-controlling Interests
Beginning balance at Dec. 31, 2020	$ 3,234,919	$ 3,174,239	$ 2,186	$ 4,916,784	$ (16,979)	$ (1,727,752)	$ 60,680
Beginning balance (in shares) at Dec. 31, 2020			218,578,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based award transactions, net	3,337	3,337	$ 3	3,334
Share-based award transactions, net (in shares)			354,000
Repurchase and cancellation of common stock	(3,248)	(3,248)	$ (1)	(3,247)
Repurchase and cancellation of common stock (in shares)			(119,000)
Redemption of non-controlling interest and other	0	255		255			(255)
Redemption of noncontrolling interest and other (in shares)			11,000
Dividends declared	(71,206)	(70,023)				(70,023)
Dividends declared							(1,183)
Net income	22,393	22,030				22,030	363
Other comprehensive income (loss)	2,792	2,748			2,748		44
Ending balance at Mar. 31, 2021	3,188,987	3,129,338	$ 2,188	4,917,126	(14,231)	(1,775,745)	59,649
Ending balance (in shares) at Mar. 31, 2021			218,824,000
Beginning balance at Dec. 31, 2020	3,234,919	3,174,239	$ 2,186	4,916,784	(16,979)	(1,727,752)	60,680
Beginning balance (in shares) at Dec. 31, 2020			218,578,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Other comprehensive income (loss)	4,315
Ending balance at Jun. 30, 2021	3,159,888	3,101,054	$ 2,188	4,919,353	(12,734)	(1,807,753)	58,834
Ending balance (in shares) at Jun. 30, 2021			218,826,000
Beginning balance at Mar. 31, 2021	3,188,987	3,129,338	$ 2,188	4,917,126	(14,231)	(1,775,745)	59,649
Beginning balance (in shares) at Mar. 31, 2021			218,824,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based award transactions, net	2,065	2,065		2,065
Share-based award transactions, net (in shares)			6,000
Repurchase and cancellation of common stock	(129)	(129)		(129)
Repurchase and cancellation of common stock (in shares)			(5,000)
Redemption of non-controlling interest and other	0	291		291			(291)
Redemption of noncontrolling interest and other (in shares)			13,000
Dividends declared	(71,297)	(70,019)				(70,019)
Dividends declared							(1,278)
Net income	38,739	38,011				38,011	728
Other comprehensive income (loss)	1,523	1,497			1,497		26
Ending balance at Jun. 30, 2021	3,159,888	3,101,054	$ 2,188	4,919,353	(12,734)	(1,807,753)	58,834
Ending balance (in shares) at Jun. 30, 2021			218,826,000
Beginning balance at Dec. 31, 2021	$ 3,344,316	3,257,604	$ 2,289	5,178,132	(7,041)	(1,915,776)	86,712
Beginning balance (in shares) at Dec. 31, 2021	228,879,846		228,880,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based award transactions, net	$ 2,024	2,024	$ 1	2,023
Share-based award transactions, net (in shares)			154,000
Repurchase and cancellation of common stock	(1,640)	(1,640)		(1,640)
Repurchase and cancellation of common stock (in shares)			(50,000)
Redemption of non-controlling interest and other	0	2,065	$ 1	2,064			(2,065)
Redemption of noncontrolling interest and other (in shares)			92,000
Dividends declared	(75,816)	(74,443)				(74,443)
Dividends declared							(1,373)
Net income	18,666	18,315				18,315	351
Other comprehensive income (loss)	8,817	8,768			8,768		49
Ending balance at Mar. 31, 2022	3,296,367	3,212,693	$ 2,291	5,180,579	1,727	(1,971,904)	83,674
Ending balance (in shares) at Mar. 31, 2022			229,076,000
Beginning balance at Dec. 31, 2021	$ 3,344,316	3,257,604	$ 2,289	5,178,132	(7,041)	(1,915,776)	86,712
Beginning balance (in shares) at Dec. 31, 2021	228,879,846		228,880,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Other comprehensive income (loss)	$ 12,902
Ending balance at Jun. 30, 2022	$ 3,241,301	3,158,662	$ 2,291	5,182,766	5,786	(2,032,181)	82,639
Ending balance (in shares) at Jun. 30, 2022	229,072,922		229,073,000
Beginning balance at Mar. 31, 2022	$ 3,296,367	3,212,693	$ 2,291	5,180,579	1,727	(1,971,904)	83,674
Beginning balance (in shares) at Mar. 31, 2022			229,076,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based award transactions, net	2,191	2,191		2,191
Share-based award transactions, net (in shares)			3,000
Repurchase and cancellation of common stock	(4)	(4)		(4)
Dividends declared	(75,760)	(74,445)				(74,445)
Dividends declared							(1,315)
Net income	14,422	14,168				14,168	254
Other comprehensive income (loss)	4,085	4,059			4,059		26
Ending balance at Jun. 30, 2022	$ 3,241,301	$ 3,158,662	$ 2,291	$ 5,182,766	$ 5,786	$ (2,032,181)	$ 82,639
Ending balance (in shares) at Jun. 30, 2022	229,072,922		229,073,000